Pensions and Other Post-Employment Benefits - Target Allocation (Details)	Dec. 31, 2021
Canadian Plan | Bottom of range | Equity Funds
Disclosure of defined benefit plans [line items]
Target Asset Allocation Percentage	25.00%
Canadian Plan | Bottom of range | Income Funds
Disclosure of defined benefit plans [line items]
Target Asset Allocation Percentage	25.00%
Canadian Plan | Bottom of range | Real Estate Funds
Disclosure of defined benefit plans [line items]
Target Asset Allocation Percentage	0.00%
Canadian Plan | Bottom of range | Listed Infrastructure Funds
Disclosure of defined benefit plans [line items]
Target Asset Allocation Percentage	0.00%
Canadian Plan | Bottom of range | Emerging Market Debt Funds
Disclosure of defined benefit plans [line items]
Target Asset Allocation Percentage	0.00%
Canadian Plan | Bottom of range | Cash and Cash Equivalents
Disclosure of defined benefit plans [line items]
Target Asset Allocation Percentage	0.00%
Canadian Plan | Top of range | Equity Funds
Disclosure of defined benefit plans [line items]
Target Asset Allocation Percentage	70.00%
Canadian Plan | Top of range | Income Funds
Disclosure of defined benefit plans [line items]
Target Asset Allocation Percentage	35.00%
Canadian Plan | Top of range | Real Estate Funds
Disclosure of defined benefit plans [line items]
Target Asset Allocation Percentage	15.00%
Canadian Plan | Top of range | Listed Infrastructure Funds
Disclosure of defined benefit plans [line items]
Target Asset Allocation Percentage	10.00%
Canadian Plan | Top of range | Emerging Market Debt Funds
Disclosure of defined benefit plans [line items]
Target Asset Allocation Percentage	10.00%
Canadian Plan | Top of range | Cash and Cash Equivalents
Disclosure of defined benefit plans [line items]
Target Asset Allocation Percentage	10.00%
US Plan | Bottom of range | Equity Funds
Disclosure of defined benefit plans [line items]
Target Asset Allocation Percentage	21.00%
US Plan | Bottom of range | Income Funds
Disclosure of defined benefit plans [line items]
Target Asset Allocation Percentage	55.00%
US Plan | Top of range | Equity Funds
Disclosure of defined benefit plans [line items]
Target Asset Allocation Percentage	51.00%
US Plan | Top of range | Income Funds
Disclosure of defined benefit plans [line items]
Target Asset Allocation Percentage	74.00%